Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 410,349	$ 474,033
Advance from customers		501,288	188,069
Other payables	[2]	1,040,675	1,066,690
Total		$ 1,952,312	$ 1,728,792

[1]	Accrued expenses mainly relate to staff-related expenses.
[2]	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.